FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
Schedule of carrying value and estimate fair value of the Company's financial instruments
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2013 and 2012 are as follows:

	2013	2013	2012	2012
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	26,730	26,730	35,268	35,268
Financial liabilities:
Term Notes	35,683	42,015	38,980	46,350

Schedule of estimated fair value of financial assets and liabilities
The estimated fair value of financial assets and liabilities are as follows:

	2013
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	26,730	26,730	—	—
Financial liabilities:
Term Notes	35,683	—	35,683	—

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	35,268	35,268	—	—
Financial liabilities:
Term Notes	38,980	—	38,980	—